Share Plans (Tables) (Post-Separation)	12 Months Ended
Sep. 27, 2013
Post-Separation
Schedule of Incentive Equity Awards Issued Upon Completion of Conversion

 Mallinckrodt incentive equity awards issued upon completion of the Conversion and the related weighted average grant date fair value is presented below:

	Awards	Weighted- Average Grant-Date Fair Value
Share options	2,399,822	$7.96
Restricted share units	575,213	38.97

Schedule of Share Option Awards Status Upon Completion of the Conversion

Share Options. A summary of the status of the Company’s share option awards upon completion of the Conversion on June 28, 2013 is presented below:

	Shares Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at June 28, 2013	2,399,822	$35.94	8.0	$22.9
Exercisable at June 28, 2013	550,097	30.94	5.9	8.0

Schedule of the Valuation Assumptions Used in the Conversion

The weighted-average assumptions used in the Black-Scholes pricing model for determining the fair value of the share option awards immediately before and immediately after the Separation were as follows:

	Pre- Separation	Post- Separation
Expected share price volatility	26%	32%
Risk-free interest rate	0.99%	0.99%
Expected annual dividend per share	1.65%	—
Expected life of options (in years)	3.8	3.8
Fair value per option	$18.04	$16.51
Share option awards	1,745,258	2,399,822

Schedule of Share Option Activity

Share option activity and information is as follows:

	Share Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at June 28, 2013	2,399,822	$35.94
Granted	406,169	44.00
Exercised	(17,332)	30.04
Expired/Forfeited	(28,428)	36.85

Outstanding at September 27, 2013	2,760,231	37.30	8.2	$17.3

Vested and unvested expected to vest as of September 27, 2013	2,394,431	37.27	8.2	15.1

Exercisable at September 27, 2013	536,405	31.04	5.7	6.7

Schedule of Restricted Share Unit Activity

RSU activity is as follows:

	Shares	Weighted- Average Grant-Date Fair Value
Non-vested at June 28, 2013	575,213	$38.97
Granted	167,546	43.86
Vested	(1,656)	31.28
Forfeited	(16,834)	38.57

Non-vested at September 27, 2013	724,269	40.62